Capital - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contract Assets And Contract Liabilities [Line Items]
Unappropriated retained earnings	₩ 428,499	₩ 296,480